Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment	$ 62,034	$ 47,880
Less - accumulated depreciation and amortization	(35,172)	(29,823)
Total	26,862	18,057
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	6,891	5,776
Computer and related equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	6,918	5,414
Computer software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	32,871	27,306
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	5,417	4,633
Work-in-progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 9,937	$ 4,751